PIMCO Variable Insurance Trust

Supplement Dated October 10, 2008 to the

Administrative Class Prospectus dated May 1, 2008

Institutional Class Prospectus dated May 1, 2008

Advisor Class and Class M Prospectus dated May 1, 2008

Advisor Class Prospectus for the CommodityRealReturnTM Strategy, Real Return and Total Return

Portfolios dated May 1, 2008

Institutional Class Prospectus for the Real Return, Global Bond (Unhedged) and All Asset Portfolios dated

May 1, 2008

Effective immediately, each Portfolio may invest in shares of the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (formerly named PIMCO Funds Private Account Portfolio Series: Money Market Portfolio) to the extent permitted by the Investment Company Act of 1940, as amended, the rules thereunder or exemptive relief granted by the Securities and Exchange Commission. As a result, effective immediately, the paragraph under “Advisory Fees” in the “Management of the Portfolios” section of each Prospectus discussing each Portfolio’s ability to invest in the PIMCO Funds Private Account Portfolio Series: Money Market Portfolio is deleted in its entirety.

Further, the second paragraph under “Investments In Other Investment Companies” in the “Characteristics and Risks of Securities and Investment Techniques” section of each Prospectus is deleted and replaced in its entirety with the following:

Each Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”), to the extent permitted by the 1940 Act, the rules thereunder or exemptive relief therefrom. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity Fixed Income Instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay investment advisory or supervisory and administrative fees to PIMCO.

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated October 10, 2008 to the

Administrative Class Prospectus for the CommodityRealReturnTM Strategy Portfolio dated May 1, 2008

Administrative Class Prospectus for the StocksPLUS® Growth and Income Portfolio dated May 1, 2008

Administrative Class Prospectus for the Real Return Portfolio dated May 1, 2008

Administrative Class Prospectus for the Low Duration Portfolio dated May 1, 2008

Administrative Class Prospectus for the Total Return Portfolio dated May 1, 2008

Administrative Class Prospectus for the Money Market Portfolio dated May 1, 2008

Administrative Class Prospectus for the High Yield Portfolio dated May 1, 2008

Administrative Class Prospectus for the Foreign Bond Portfolio (U.S. Dollar-Hedged) dated May 1, 2008

Administrative Class Prospectus for the Long-Term U.S. Government Portfolio dated May 1, 2008

Administrative Class Prospectus for the All Asset Portfolio dated May 1, 2008

Administrative Class Prospectus for the Emerging Markets Bond Portfolio dated May 1, 2008

Administrative Class Prospectus for the Global Bond Portfolio (Unhedged) dated May 1, 2008

Administrative Class Prospectus for the RealEstateRealReturn Strategy Portfolio dated May 1, 2008

Administrative Class Prospectus for the Short-Term Portfolio dated May 1, 2008

Administrative Class Prospectus for the StocksPLUS® Total Return Portfolio dated May 1, 2008

Advisor Class Prospectus for the CommodityRealReturnTM Strategy Portfolio dated May 1, 2008

Advisor Class Prospectus for the All Asset Portfolio dated May 1, 2008

Advisor Class Prospectus for the Emerging Markets Bond Portfolio dated May 1, 2008

Advisor Class Prospectus for the Real Return Portfolio dated May 1, 2008

Advisor Class Prospectus for the Small Cap StocksPLUS® TR Portfolio dated May 1, 2008

Advisor Class Prospectus for the Total Return Portfolio dated May 1, 2008

Advisor Class Prospectus for the Low Duration Portfolio dated May 1, 2008

Institutional Class Prospectus for the Total Return Portfolio dated May 1, 2008

Institutional Class Prospectus for the Money Market Portfolio dated May 1, 2008

Class M Prospectus for the All Asset Portfolio dated May 1, 2008

Effective immediately, each Portfolio may invest in shares of the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (formerly named PIMCO Funds Private Account Portfolio Series: Money Market Portfolio) to the extent permitted by the Investment Company Act of 1940, as amended, the rules thereunder or exemptive relief granted by the Securities and Exchange Commission. As a result, effective immediately, the paragraph under “Advisory Fees” in the “Management of the Portfolio” section of each Prospectus discussing each Portfolio’s ability to invest in the PIMCO Funds Private Account Portfolio Series: Money Market Portfolio is deleted in its entirety.

Further, the second paragraph under “Investments In Other Investment Companies” in the “Characteristics and Risks of Securities and Investment Techniques” section of the Prospectus is deleted and replaced in its entirety with the following:

The Portfolio may invest in the PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”), to the extent permitted by the 1940 Act, the rules thereunder or exemptive relief therefrom. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Funds in connection with their cash management activities. The main investments of the PAPS Short-Term Floating NAV Portfolio are money market instruments and short maturity Fixed Income Instruments. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay investment advisory or supervisory and administrative fees to PIMCO.

Investors Should Retain This Supplement For Future Reference